Investment Objectives and Goals - IDX Adaptive Opportunities Fund	May 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF IDX ADAPTIVE OPPORTUNITIES FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The IDX Adaptive Opportunities Fund (the “Fund”) seeks total return, which includes long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.